SCHEDULE OF BANK LOANS (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Principal amount			$ 1,078,941
Amount	$ 1,044,119	$ 8,144,132	$ 1,078,941
Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate			2.50%
Standard Chartered Bank (Hong Kong) Limited [Member]
Short-Term Debt [Line Items]
Principal amount		4,574,286
Amount	$ 561,890	$ 4,382,744
Issuance date	Sep. 08, 2022
Expiration date	Sep. 08, 2033
Standard Chartered Bank (Hong Kong) Limited [Member] | Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate	2.50%	2.50%
Standard Chartered Bank (Hong Kong) Limited [Member]
Short-Term Debt [Line Items]
Principal amount		$ 3,841,452
Amount	$ 482,229	$ 3,761,388
Issuance date	Dec. 06, 2022
Expiration date	Dec. 06, 2033
Standard Chartered Bank (Hong Kong) Limited [Member] | Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate	2.50%	2.50%